Condensed Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Common Stock	Additional Paid-in Capital	Treasury Stock	Accumulated Deficit	Accumulated Other Comprehensive Loss	Total
Balance at Dec. 31, 2010	$ 5	$ 19,598		$ (13,809)	$ (36)	$ 5,758
Balance (in shares) at Dec. 31, 2010	4,808,167
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation		903				903
Stock issuance in settlement of debt		1,147				1,147
Stock issuance in settlement of debt (in shares)	354,047
Stock issuance for Energy Hedge Fund Center acquisition		5				5
Stock issuance for Energy Hedge Fund Center acquisition (in shares)	1,430
Stock issuance for Weather Wise acquisition		268				268
Stock issuance for Weather Wise acquisition (in shares)	126,245
Stock issued in connection with subordinated secured promissory notes	1	1,123				1,124
Stock issued in connection with subordinated secured promissory notes (in shares)	666,664
Stock issued in connection with the Cimcorp Inc. acquisition	1	2,243				2,244
Stock issued in connection with the Cimcorp Inc. acquisition (in shares)	1,297,022
Employee stock grant		84				84
Employee stock grant (in shares)	35,400
Effect of reverse merger adjustments	3	5,350				5,353
Effect of reverse merger adjustments (in shares)	3,011,516		(425,000)
Cancellation of treasury stock
Cancellation of treasury stock (in shares)	(425,000)		425,000
Net loss attributable to Midas Medici Group Holdings, Inc. and Subsidiaries				(2,598)		(2,598)
Loss on foreign currency translation - as restated					(977)	(977)
Balance - as restated at Sep. 30, 2011	$ 10	$ 30,721		$ (16,407)	$ (1,013)	$ 13,311
Balance as restated (in shares) at Sep. 30, 2011	9,875,491